Share capital (Tables)	6 Months Ended
Jun. 30, 2019
Share Capital Tables Abstract
Weighted average exercise price, and the weighted average remaining contractual life

		outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2018	5,740,000	$1.76	6.37
Expired / Cancelled	(10,000)	3.43	-
Granted	360,000	2.08	9.76
Outstanding, June 30, 2019	6,090,000	$1.78	6.11
Options exercisable	6,090,000	$1.78	6.11

Stock and stock option-based compensation expense

	Three months		Six months
	ended June 30,		ended June 30,
Employee expenses	2019	2018	2019	2018
Stock options and compensation granted in:
2015	609,389	913,964	1,286,823	1,920,769
2018	–	–	13,038	–
2019	680,290		680,290
Total stock-based compensation expense recognized	$1,289,679	$913,964	$1,980,151	$1920,769

Stock-based compensation expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018

Stock-based compensation pertaining to general and administrative	$984,984	$456,982	$1,323,701	$960,384
Stock-based compensation pertaining to research and development	304,695	456,982	656,450	960,385
Total	$1,289,679	$913,964	$1,980,151	$1,920,769